PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	$ 869	$ 705
Additions	103	164
Cost, Ending Balance	972	869	$ 705
Accumulated depreciation, Beginning Balance	370	199
Depreciation	150	171	111
Accumulated depreciation, Ending Balance	520	370	199
Net book value	452	499
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	182	172
Additions	21	10
Cost, Ending Balance	203	182	172
Accumulated depreciation, Beginning Balance	146	102
Depreciation	32	44
Accumulated depreciation, Ending Balance	178	146	102
Net book value	25	36
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	36	36
Additions	0	0
Cost, Ending Balance	36	36	36
Accumulated depreciation, Beginning Balance	12	8
Depreciation	3	4
Accumulated depreciation, Ending Balance	15	12	8
Net book value	21	24
R&D equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	535	381
Additions	80	154
Cost, Ending Balance	615	535	381
Accumulated depreciation, Beginning Balance	189	73
Depreciation	107	116
Accumulated depreciation, Ending Balance	296	189	73
Net book value	319	346
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	116	116
Additions	2	0
Cost, Ending Balance	118	116	116
Accumulated depreciation, Beginning Balance	23	16
Depreciation	8	7
Accumulated depreciation, Ending Balance	31	23	$ 16
Net book value	$ 87	$ 93